Employee Pension and Profit Sharing Plans - Assumptions (Detail)	12 Months Ended
	Sep. 27, 2013	Sep. 28, 2012
Assumptions Used to Calculate Pension Expense [Abstract]
Discount rate	4.20%	5.00%
Rate of compensation increase	3.40%	3.50%
Long-term rate of return on assets	6.70%	6.60%
Assumptions Used to Calculate Funded Status [Abstract]
Discount rate	4.60%	4.20%
Rate of compensation increase	3.30%	3.40%